Trade receivables and other assets (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Non-current
Other assets-Rental deposits	€ 2,922			€ 2,922
Other assets-Others	50			50
Trade receivables and contract assets and other assets non-current	2,972			2,972
Current
Trade receivables, net	18,209			21,065
Contract assets, net	2,916			3,272
Other assets	5,443			5,453
Trade receivables and contract assets and other assets current	26,568			29,790
Total non-current and current trade receivables and other assets	29,540			32,762
Expected credit loss allowances on trade receivables and contract assets	146	€ 95
COVID 19 Segment Discontinued Operations
Current
Gross amount of trade receivables and contract assets	8,013			8,263
Trade receivables and contract assets.
Current
Gross amount of trade receivables and contract assets	€ 26,988			€ 30,054
Expected credit loss rate	21.70%		21.70%	19.00%
Expected credit loss	€ 5,863			€ 5,717
Trade receivables and contract assets. | Not past due
Current
Gross amount of trade receivables and contract assets	€ 9,355			€ 17,978
Expected credit loss rate	1.50%		1.50%	0.90%
Trade receivables and contract assets. | Less than 1 month
Current
Gross amount of trade receivables and contract assets	€ 2,743			€ 1,476
Expected credit loss rate	6.90%		6.90%	7.70%
Trade receivables and contract assets. | 1 - 3 months
Current
Gross amount of trade receivables and contract assets	€ 6,487			€ 2,596
Expected credit loss rate	4.80%		4.80%	11.70%
Trade receivables and contract assets. | Past due more than 90 days
Current
Gross amount of trade receivables and contract assets	€ 8,403			€ 8,004
Expected credit loss rate	62.10%		62.10%	64.10%
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Current
Consideration receivable for the sale of LPC | $			$ 50
Current value added tax receivables	€ 346			€ 253
Prepaid expenses	3,128			3,346
Receivables from exercise of share based payments granted	185			116
Receivables from COVID 19 bank or credit card transactions	0			612
Receivables from grants	173			€ 0
Other assets | Rostock headquarters building
Current
Cash deposits provided as security for bank loans	2,250
Bank guarantee	3,000
Other assets | Berlin Offices
Current
Cash deposits provided as security for bank loans	193
Bank guarantee	257
Other assets | Other property, plant and equipment
Non-current
Other assets-Rental deposits	€ 190